SunAmerica Asset Management, LLC
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

(201)324-6378
(201)324-6364 Fax
Edward.gizzi@aig.com

Edward Gizzi
Assistant General Counsel

February 19, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:                             SunAmerica Series, Inc. (the “Registrant”)

•                  AIG Focused Dividend Strategy Fund;

•                  AIG Select Dividend Growth Fund;

•                  AIG Strategic Value Fund; each, a “Portfolio”)

CIK No. 0001020861

Registration File No. 333-11283

Ladies and Gentlemen:

On behalf of the Registrant, transmitted for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information using the eXtensible Business Reporting Language (XBRL).  The exhibits mirror the risk/return summary information in the supplement dated January 28, 2019 to each Portfolio’s prospectus filed pursuant to Rule 497(e) under the 1933 Act on January 29, 2019 (SEC Accession No. 0001193125-19-019203).

Should you have any comments or questions, please contact the undersigned at (201) 324-6378.

Sincerely,

/s/ Edward Gizzi

Edward Gizzi